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                                                                    [LETTERHEAD]


[GRAPHICS]



                                  May 7, 1999


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549


     RE:   CATHOLIC FUNDS, INC. (THE "REGISTRANT")
           1933 ACT REG. NO. 333-69803
           1940 ACT FILE NO. 811-09177
           CIK #0001075375

           RULE 497(j) CERTIFICATION FOR DEFINITIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN PRE-EFFECTIVE AMENDMENT NO. 1

Ladies and Gentlemen:

     The Registrant named above has authorized us to certify to the Securities and Exchange Commission, on its behalf, that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c), with respect to Pre-Effective Amendment No. 1 (the "Amendment") to its Registration Statement on form N-1A would not have differed from the Prospectus and Statement of Additional Information included in said Amendment and, as permitted under Rule 497(j), the Registrant has elected not to file a definitive Prospectus and Statement of Additional Information with respect to the Amendment. For your information, the Amendment was accepted for filing on April 28, 1999, and became effective on April 30, 1999 in accordance with
Section 8(a).


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Securities and Exchange Commission
May 7, 1999
Page 2



     If you have any questions with respect to this filing, please call the undersigned at (414) 277-5309.


                                                Very truly yours,

                                                QUARLES & BRADY LLP

                                                /s/ Fredrick G. Lautz

                                                Fredrick G. Lautz

291:jf
190928.30006

ccs:  Theodore F. Zimmer, Esq.
      Joseph F. Wreschnig, Esq.